INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Goodwill	$ 3,878	$ 3,871
Intangible Assets	531	843
Total	4,409	4,714
Operating segments | Pipelines Division
Disclosure of operating segments [line items]
Goodwill	1,897	1,891
Intangible Assets	278	290
Total	2,175	2,181
Operating segments | Facilities Division
Disclosure of operating segments [line items]
Goodwill	541	540
Intangible Assets	102	380
Total	643	920
Operating segments | Marketing & New Ventures Division
Disclosure of operating segments [line items]
Goodwill	1,440	1,440
Intangible Assets	131	153
Total	1,571	1,593
Corporate
Disclosure of operating segments [line items]
Goodwill	0	0
Intangible Assets	20	20
Total	$ 20	$ 20